Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,091,947)	$ (1,413,148)	$ (4,420,783)	$ (4,421,161)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation	1,781	1,381	5,548	5,524
Stock-based compensation		10,000	1,472,601	2,783,922
Stock issued for services	40,000		15,000	74,500
Settlement expenses			81,000
Loss on extinguishment of convertible notes		358,038	317,268
Termination of software license				106,250
Excess fair value of derivatives in convertible note		486,745	486,745
Change in fair value of embedded conversion features in convertible notes		135,932	8,536
Debt discount amortization		183,345	491,132
Changes in operating assets and liabilities:
Prepaid officer compensation				44,788
Prepaid expenses and other assets	(56,995)			2,501
Accounts payable and accrued liabilities	39,739	(19,513)	(7,720)	(2,507)
Accrued compensation	81,276	1,396	(432,538)	84,693
Deferred revenue		(115,642)	(316,248)	(467,274)
Net cash used in operating activities	(986,146)	(371,466)	(2,299,459)	(1,788,764)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(17,719)		(14,429)	(2,798)
Net cash used in investing activities	(17,719)		(14,429)	(2,798)
CASH FLOWS FROM FINANCING ACTIVITIES:
Common stock issued for cash		57,200	16,625,238	1,383,320
Proceeds from related party notes				70,000
Repayment of related party notes				(70,000)
Proceeds from convertible note, net		242,600	242,600	291,500
Repayment of convertible notes			(725,000)
Net cash provided by financing activities		299,800	16,142,838	1,674,820
INCREASE (DECREASE) IN CASH	(1,003,865)	(71,666)	13,828,950	(116,742)
CASH, BEGINNING OF PERIOD	14,056,346	227,396	227,396	344,138
CASH, END OF PERIOD	$ 13,052,481	$ 155,730	14,056,346	227,396
CASH PAID FOR:
Interest paid
Income taxes paid
NON-CASH FINANCING ACTIVITIES:
Issuance of common stock with convertible notes			502,500
Issuance of warrants with convertible note			90,345
Amendment of warrants issued with convertible note			74,041
Settlement of convertible note			$ 181,072